RSUs outstanding, Employees Stock Incentive Master Scheme (Detail) - Restricted Stock Units (RSUs) [Member] - Employee Stock Incentive Master Scheme Two Thousand And Twenty Two - ₨ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share Based Payment Arrangement Equity Instruments Other Than Options Exercise Price Range [Line Items]
Number of shares arising out of units	11,721,804	2,891,000	0
Weighted average remaining life (years)	2 years 7 months 24 days
Weighted average exercise price	₨ 1